Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 15,635	$ 19,173
Restricted cash	99	102
Short term deposits		7,216
Marketable equity securities	474	2
Trade receivables	308
Other current receivables	531	842
Total current assets	17,047	27,335
Non-current assets
Operating lease right-of-use asset	1,802	2,156
Investment in equity securities		2,804
Fixed assets, net	461	598
Total non-current assets	2,263	5,558
TOTAL ASSETS	19,310	32,893
Current liabilities
Trade payables	136	315
Operating lease liability	468	527
Other current payables	1,548	1,792
Total current liabilities	2,152	2,634
Operating lease liability non-current	1,163	1,476
TOTAL LIABILITIES	3,315	4,110
Shareholders’ equity
Ordinary shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 459,778,056 and 322,979,556 shares as of December 31, 2023, and December 31, 2022, respectively
Additional paid in capital	135,282	129,810
Accumulated deficit	(119,890)	(101,480)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	15,392	28,330
Non-controlling interest	603	453
Total equity	15,995	28,783
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 19,310	$ 32,893